Common Stock	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 9 – Common Stock

Capital Stock

At December 31, 2015 and June 30, 2015, Aytu had 300 million shares of common stock authorized with a par value of $0.0001 per share and 50 million shares of preferred stock authorized with a par value of $0.0001 per share.

Note 6 – Common Stock

Capital Stock

At June 30, 2015 and 2014, Aytu had 300 million shares of common stock authorized with a par value of $0.0001 per share and 50 million shares of preferred stock authorized with a par value of $0.0001 per share.